Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information regarding executive pay and performance. The table below shows pay both as reported in the Summary Compensation Table (“Summary Compensation Table Total Pay”) for the applicable fiscal year and as “compensation actually paid” (or “CAP”) for our principal executive officer (“CEO”) and as an average of all of our other named executive officers
(“Non-CEO
NEOs”) for the applicable fiscal year. Both Summary Compensation Table Total Pay and CAP are calculated in accordance with the requirements of Regulation
S-K
and may differ substantially from the manner in which the Compensation Committee makes decisions regarding executive pay. For discussion of the Compensation Committee’s decisions regarding the pay of our named executive officers, see the CD&A.

Year	Summary Compensation Table Total for CEO (1)(2)	Compensation Actually Paid to CEO (1)(3)	Average Summary Compensation Table Total for Non-CEO NEOs (1)(2)	Average Compensation Actually Paid to Non-CEO NEOs (1)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) (5)	Adjusted EBITDA (thousands) (6)
					Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)
2022	$652,405	($1,019,097)	$1,090,898	($1,696,174)	$7.07	$38.53	($609,552)	($462,255)
2021	$60,814,546	($8,865,630)	$10,885,903	($4,147,460)	$22.56	$68.99	($571,426)	($429,826)

(1)	CEO and NEOs included in these columns reflect the following:

Year	CEO	Non-CEO NEOs
2022	Mario Schlosser	Siddhartha Sankaran, R. Scott Blackley, Ranmali Bopitiya, Alessandrea Quane, Dennis Weaver
2021	Mario Schlosser	R. Scott Blackley, Siddhartha Sankaran, Alessandrea Quane, Meghan Joyce, Joshua Kushner

(2)
Amounts reflect Summary Compensation Table Total Pay for our CEO and NEOs for each corresponding year. In 2021, these amounts include the grant date fair value of the Founders Awards granted to Mr. Schlosser and Mr. Kushner in connection with our initial public offering. As discussed in our CD&A, these awards were voluntarily canceled and terminated on March 28, 2023.

(3)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with Item 402(v). No other adjustments are required to be made in accordance with SEC rules. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO		Avg. of NEOs
Year in Table:	2022	2021	2022	2021
Total Compensation as reported in the Summary Compensation Table (“SCT”)	$652,405	$60,814,546	$1,090,898	$10,885,903
Less: Grant-Date Fair Value of Equity Awards as reported in SCT (a)	$0	$60,161,726	$428,354	$10,451,458
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$0	$646,237	$448,405	$1,950,524
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	($833,300)	($10,425,458)	($2,460,084)	($6,219,862)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (b)	$0	$220	$31,559	$894,628
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	($838,203)	$260,552	($378,598)	($1,207,196)
Compensation Actually Paid	($1,019,097)	($8,865,630)	($1,696,174)	($4,147,460)

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant-date fair values were estimated using Black-Scholes. Subsequent valuations at the end of each fiscal year and as of each vest date are performed using a lattice model, as the latter provides a better estimate of options that are no longer at-the-money.
For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “
Stock Compensation Plans
” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on
Form 10-K
for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

(4)
The amounts reflect the cumulative total shareholder return (TSR) of our common stock and the Morgan Stanley Digital Health Index at the end of each fiscal year. The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on March 3, 2021 (the date of our initial public offering). TSR is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment (if any), and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Historical stock price performance is not necessarily indicative of future stock performance.

(5)	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
(6)	While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in our

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	CEO and NEOs included in these columns reflect the following:

Year	CEO	Non-CEO NEOs
2022	Mario Schlosser	Siddhartha Sankaran, R. Scott Blackley, Ranmali Bopitiya, Alessandrea Quane, Dennis Weaver
2021	Mario Schlosser	R. Scott Blackley, Siddhartha Sankaran, Alessandrea Quane, Meghan Joyce, Joshua Kushner

Peer Group Issuers, Footnote [Text Block]	The amounts reflect the cumulative total shareholder return (TSR) of our common stock and the Morgan Stanley Digital Health Index at the end of each fiscal year. The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on March 3, 2021 (the date of our initial public offering). TSR is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment (if any), and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Historical stock price performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 652,405	$ 60,814,546
PEO Actually Paid Compensation Amount	$ (1,019,097)	(8,865,630)
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with Item 402(v). No other adjustments are required to be made in accordance with SEC rules. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO		Avg. of NEOs
Year in Table:	2022	2021	2022	2021
Total Compensation as reported in the Summary Compensation Table (“SCT”)	$652,405	$60,814,546	$1,090,898	$10,885,903
Less: Grant-Date Fair Value of Equity Awards as reported in SCT (a)	$0	$60,161,726	$428,354	$10,451,458
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$0	$646,237	$448,405	$1,950,524
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	($833,300)	($10,425,458)	($2,460,084)	($6,219,862)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (b)	$0	$220	$31,559	$894,628
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	($838,203)	$260,552	($378,598)	($1,207,196)
Compensation Actually Paid	($1,019,097)	($8,865,630)	($1,696,174)	($4,147,460)

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant-date fair values were estimated using Black-Scholes. Subsequent valuations at the end of each fiscal year and as of each vest date are performed using a lattice model, as the latter provides a better estimate of options that are no longer at-the-money.
For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “
Stock Compensation Plans
” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on
Form 10-K
for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,090,898	10,885,903
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,696,174)	(4,147,460)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our other NEOs, to determine “compensation actually paid,” as computed in accordance with Item 402(v). No other adjustments are required to be made in accordance with SEC rules. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO		Avg. of NEOs
Year in Table:	2022	2021	2022	2021
Total Compensation as reported in the Summary Compensation Table (“SCT”)	$652,405	$60,814,546	$1,090,898	$10,885,903
Less: Grant-Date Fair Value of Equity Awards as reported in SCT (a)	$0	$60,161,726	$428,354	$10,451,458
Add: Year-End Fair Value of Equity Awards Granted in the Year (b)	$0	$646,237	$448,405	$1,950,524
Add: Change in Fair Value of Outstanding and Unvested Equity Awards (b)	($833,300)	($10,425,458)	($2,460,084)	($6,219,862)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year (b)	$0	$220	$31,559	$894,628
Add: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year (b)	($838,203)	$260,552	($378,598)	($1,207,196)
Compensation Actually Paid	($1,019,097)	($8,865,630)	($1,696,174)	($4,147,460)

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant-date fair values were estimated using Black-Scholes. Subsequent valuations at the end of each fiscal year and as of each vest date are performed using a lattice model, as the latter provides a better estimate of options that are no longer at-the-money.
For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “
Stock Compensation Plans
” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on
Form 10-K
for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs. Company TSR
As shown in the table above, the CAP amount for our CEO and the average CAP amount for our other NEOs are directionally aligned with the Company’s TSR, as declining TSR resulted in negative CAP amounts. From 2021 to 2022, the CAP amount for our CEO and the average CAP amount for our other NEOs continued to be negative, although was not as low in 2022 as it was in 2021. Also, the rate at which our TSR decreased was lower from 2021 to 2022, as we experienced a 77.4% decrease in our TSR from March 3, 2021 to December 31, 2021, compared to a 68.7% decrease in our TSR from January 1, 2022 to December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs. Net Income and Adjusted EBITDA
As shown in the table above, the CAP amount for our CEO and the average CAP amount for our other NEOs are directionally aligned with the Company’s net income and adjusted EBITDA. From 2021 to 2022, the CAP amount for our CEO and the average CAP amount for our other NEOs continued to be negative, and we experienced a 6.7% decrease in our net income and a 7.5% decrease in our adjusted EBITDA over the same period. While Adjusted EBITDA was down slightly year over year, please see the section titled “
2022 Performance Highlights and Pay for Performance
” of our CD&A, for a discussion of the significant progress that the Company made on its key financial performance metrics, including improvement in medical and administrative costs even as the Company’s membership and revenue nearly doubled in size.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs. Net Income and Adjusted EBITDA
As shown in the table above, the CAP amount for our CEO and the average CAP amount for our other NEOs are directionally aligned with the Company’s net income and adjusted EBITDA. From 2021 to 2022, the CAP amount for our CEO and the average CAP amount for our other NEOs continued to be negative, and we experienced a 6.7% decrease in our net income and a 7.5% decrease in our adjusted EBITDA over the same period. While Adjusted EBITDA was down slightly year over year, please see the section titled “
2022 Performance Highlights and Pay for Performance
” of our CD&A, for a discussion of the significant progress that the Company made on its key financial performance metrics, including improvement in medical and administrative costs even as the Company’s membership and revenue nearly doubled in size.

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR vs. Peer Group TSR
As shown in the table above, our TSR was trending in a similar manner as the TSR for our peer group. The TSR peer group is based on the Morgan Stanley Digital Health Index, which includes a broad mix of health tech companies. The TSR for the peer group decreased by 61.5% from 2021 to 2022, compared to a 92.9% decrease in our TSR over the same period.

Tabular List [Table Text Block]
Tabular List of Financial Performance Metrics
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

•	Adjusted EBITDA;

•	InsuranceCo Combined Ratio; and

•	Stock Price Performance.

Total Shareholder Return Amount	$ 7.07	22.56
Peer Group Total Shareholder Return Amount	38.53	68.99
Net Income (Loss)	$ (609,552,000)	$ (571,426,000)
Company Selected Measure Amount	(462,255,000)	(429,826,000)
PEO Name	Mario Schlosser
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	InsuranceCo Combined Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price Performance
PEO [Member] | Grant Date Fair Value of Equity Awards as reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (60,161,726)
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	646,237
PEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(833,300)	(10,425,458)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	220
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(838,203)	260,552
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards as reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(428,354)	(10,451,458)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	448,405	1,950,524
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,460,084)	(6,219,862)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,559	894,628
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (378,598)	$ (1,207,196)